Consolidated Statements of Changes in Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss), Net of Tax [Member]	Total
Balance at Dec. 31, 2009	$ 3,000,508	$ 8,733,438	$ 58,975,278	$ 1,568,069	$ 72,277,293
Balance (in shares) at Dec. 31, 2009	3,000,508
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	5,196,779	0	5,196,779
Other comprehensive income (loss), net of tax	0	0	0	(549,058)	(549,058)
Cash dividend	0	0	(2,730,462)	0	(2,730,462)
Balance at Dec. 31, 2010	3,000,508	8,733,438	61,441,595	1,019,011	74,194,552
Balance (in shares) at Dec. 31, 2010	3,000,508				3,000,508
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	4,618,511	0	4,618,511
Other comprehensive income (loss), net of tax	0	0	0	(233,539)	(233,539)
Common shares repurchased	(4,185)	(93,005)	0	0	(97,190)
Common shares repurchased (in shares)	(4,185)
Cash dividend	0	0	(2,758,875)	0	(2,758,875)
Balance at Dec. 31, 2011	2,996,323	8,640,433	63,301,231	785,472	75,723,459
Balance (in shares) at Dec. 31, 2011	2,996,323				2,996,323
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	4,357,100	0	4,357,100
Other comprehensive income (loss), net of tax	0	0	0	13,374	13,374
Common shares repurchased	(17,769)	(423,648)	0	0	(441,417)
Common shares repurchased (in shares)	(17,769)
Cash dividend	0	0	(2,772,706)	0	(2,772,706)
Balance at Dec. 31, 2012	$ 2,978,554	$ 8,216,785	$ 64,885,625	$ 798,846	$ 76,879,810
Balance (in shares) at Dec. 31, 2012	2,978,554				2,978,554